Lease - Summary of Measurement of Operating Leases (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Lease, Cost [Abstract]
Weighted-average remaining lease term (years)		1 year 10 months 24 days	2 years 9 months 18 days
Weighted-average discount rate		6.82%	7.13%
Cash paid for amounts included in the measurement of operating lease liabilities	$ 3,000	$ 2,896	$ 2,776